Shareholder Fees - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO	Dec. 30, 2022 USD ($)
FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO | Fidelity Total International Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none